Schedule I Summary of Investments Other than Investments in Affiliates	9 Months Ended
Sep. 30, 2013
Summary Of Investments Other Than Investments In Related Parties [Abstract]
Schedule I Summary of Investments Other than Investments in Affiliates

ING U.S., Inc.

Schedule I

Summary of Investments Other than Investments in Affiliates

As of December 31, 2012

(In millions)

Type of Investments	Cost	Value	Amount Shown on Consolidated Balance Sheet
Fixed maturities:
U.S. Treasuries	$5,194.3	$5,883.7	$5,883.7
U.S. government agencies and authorities	645.4	724.2	724.2
State, municipalities, and political subdivisions	320.2	352.8	352.8
U.S. corporate securities	32,986.1	37,163.9	37,163.9
Foreign securities(1)	14,391.2	15,984.5	15,984.5
Residential mortgage-backed securities	6,684.2	7,667.0	7,667.0
Commercial mortgage-backed securities	4,438.9	4,946.4	4,946.4
Other asset-backed securities	2,536.4	2,564.6	2,564.6

Total fixed maturities, including securities pledged	67,196.7	75,287.1	75,287.1

Equity securities, available-for-sale	297.9	340.1	340.1

Short-term investments	5,991.2	5,991.2	5,991.2
Mortgage loans on real estate	8,662.3	8,954.8	8,662.3
Policy loans	2,200.3	2,200.3	2,200.3
Limited partnerships/corporations	465.1	465.1	465.1
Derivatives	193.3	2,374.5	2,374.5
Other investments	167.0	173.7	167.0

Total investments	$85,173.8	$95,786.8	$95,487.6

(1)

The term “foreign” includes foreign governments, foreign political subdivisions, foreign public utilities, and all other bonds of foreign issuers. Substantially all of the Company’s foreign securities are denominated in U.S. dollars.